Milestone Treasury Obligations Fund Premium Class Shares
FUND SUMMARY
Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Milestone Treasury Obligations Fund Premium Class Shares Milestone Treasury Obligations Fund Premium Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Milestone Treasury Obligations Fund Premium Class Shares Milestone Treasury Obligations Fund Premium Class Shares
Management Fees		0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.35%
Shareholder Servicing Fees		0.25%
Remaining Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.70%
Fee Waiver and Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.65%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest expense, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary or non-recurring expenses such as litigation or reorganization costs) will not exceed 0.65% of the Fund's average net assets for Premium Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for each share class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Milestone Treasury Obligations Fund Premium Class Shares Milestone Treasury Obligations Fund Premium Class Shares	66	219	385	866

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Premium Class Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.18%
Worst Quarter	December 31, 2013	0.00%*
* Less than 0.005%
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Milestone Treasury Obligations Fund Premium Class Shares Milestone Treasury Obligations Fund	1 Year	5 Years	10 Years
Premium Class Shares	none	0.01%	1.25%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Premium Class Shares’ seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Milestone Treasury Obligations Fund Financial Class Shares
FUND SUMMARY
Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Milestone Treasury Obligations Fund Financial Class Shares Milestone Treasury Obligations Fund Financial Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Milestone Treasury Obligations Fund Financial Class Shares Milestone Treasury Obligations Fund Financial Class Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Shareholder Servicing Fees		0.05%
Remaining Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver and Expense Reimbursements	[1]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.15%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any interest expense, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary or non-recurring expenses such as litigation or reorganization costs) will not exceed 0.15% of the Fund's average net assets for Financial Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Financial Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Milestone Treasury Obligations Fund Financial Class Shares Milestone Treasury Obligations Fund Financial Class Shares	15	68	126	297

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Financial Class Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.30%
Worst Quarter	December 31, 2013	0.00%

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Milestone Treasury Obligations Fund Financial Class Shares Milestone Treasury Obligations Fund	1 Year	5 Years	10 Years
Financial Class Shares	none	0.02%	1.47%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Financial Class Shares’ seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Milestone Treasury Obligations Fund Institutional Class Shares
FUND SUMMARY
Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Milestone Treasury Obligations Fund Institutional Class Shares Milestone Treasury Obligations Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Milestone Treasury Obligations Fund Institutional Class Shares Milestone Treasury Obligations Fund Institutional Class Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.20%
Shareholder Servicing Fees		0.10%
Remaining Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.30%
Fee Waiver and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.20%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.20% of the Fund's average daily net assets for Institutional Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Institutional Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Milestone Treasury Obligations Fund Institutional Class Shares Milestone Treasury Obligations Fund Institutional Class Shares	20	86	159	371

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.29%
Worst Quarter	December 31, 2013	0.00%

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Milestone Treasury Obligations Fund Institutional Class Shares Milestone Treasury Obligations Fund	1 Year	5 Years	10 Years
Institutional Class Shares	none	0.01%	1.44%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Institutional Class Shares’ seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Milestone Treasury Obligations Fund Investor Class Shares
FUND SUMMARY
Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Milestone Treasury Obligations Fund Investor Class Shares Milestone Treasury Obligations Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Milestone Treasury Obligations Fund Investor Class Shares Milestone Treasury Obligations Fund Investor Class Shares
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.35%
Shareholder Servicing Fees	0.25%
Remaining Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.45%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Milestone Treasury Obligations Fund Investor Class Shares Milestone Treasury Obligations Fund Investor Class Shares	46	144	252	567

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.23%
Worst Quarter	December 31, 2013	0.00%*
*Less than 0.005%
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Milestone Treasury Obligations Fund Investor Class Shares Milestone Treasury Obligations Fund	1 Year	5 Years	10 Years
Investor Class Shares	none	0.01%	1.33%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Investor Class Shares’ seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.